Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (7,223,000)	$ (27,346,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from discontinued operations		213,000
Depreciation and amortization	122,000	113,000
Loss on impairment of intangible assets	88,000
Issuance costs included in interest expense	2,324,000	2,771,000
Loss on debt extinguishment	195,000
Provision for doubtful accounts	10,000
Write-off of accrued liabilities		(1,194,000)
Deferred rent	(44,000)	70,000
Share-based compensation expense	1,397,000	51,000
Transactions costs		(400,000)
Fair value adjustment on warrant liability	(11,665,000)	19,854,000
Loss on exchange of warrants	4,410,000	0
Fair value adjustment on derivative liability	(2,761,000)
Changes in current assets and liabilities:
Receivables	(111,000)	(16,000)
Prepaids and other current assets	17,000	37,000
Deferred revenue	1,329,000	(180,000)
Accounts payable and other accrued liabilities	882,000	94,000
Net cash used by operating activities of continuing operations	(5,168,000)	(5,058,000)
Net cash used by operating activities of discontinued operations		(215,000)
Net cash used by operating activities	(5,168,000)	(5,273,000)
Investing activities:
Purchases of property and equipment	(107,000)	(65,000)
Deposits and other assets		53,000
Net cash used by investing activities	(107,000)	(12,000)
Financing activities:
Proceeds from the issuance of common stock and warrants	2,463,000	4,800,000
Proceeds from the exercise of warrants		77,000
Proceeds from the issuance of convertible debt, related party	5,910,000
Payments on convertible debt	(2,681,000)
Transactions Costs	(185,000)
Payments on Capital lease obligations	(24,000)	(20,000)
Net cash provided by financing activities	5,483,000	4,857,000
Net increase (decrease) in cash and cash equivalents	208,000	(428,000)
Cash and cash equivalents at beginning of period	708,000	1,136,000
Cash and cash equivalents at end of period	916,000	708,000
Supplemental disclosure of cash paid
Interest	271,000
Income taxes	41,000	14,000
Supplemental disclosure of non-cash activity
Property and equipment acquired through capital leases and other financing	54,000	24,000
Exercise of Warrants [Member]
Supplemental disclosure of non-cash activity
Common stock issued		963,000
Services [Member]
Supplemental disclosure of non-cash activity
Common stock issued		150,000
Warrants Issued for Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock and warrants for services	168,000
Common Stock Issued for Consulting Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock and warrants for services	172,000
Common Stock Issued for Investor Relation Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock and warrants for services		$ 75,000